Note 5 - Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2016
Notes Tables
Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
	September 30, 2016
Intangible asset	Cost	Accumulated Amortization	Carrying Value	Estimated Useful Life (years)
Customer relationships	$6,969,000	$2,025,000	$4,944,000	7-10
Non-compete	296,000	296,000	-	2
Gilman brand name	760,000	-	760,000	Indefinite
	$8,025,000	$2,321,000	$5,704,000
	September 30, 2015
Intangible asset	Cost	Accumulated Amortization	Carrying Value	Estimated Useful Life (years)
Customer relationships	$6,969,000	$1,292,000	$5,677,000	7-10
Non-compete	296,000	296,000	-	2
Gilman brand name	1,654,000	-	1,654,000	Indefinite
	$8,919,000	$1,588,000	$7,331,000

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Year ended September 30,
2017	$721,000
2018	721,000
2019	721,000
2020	721,000
2021	721,000
Thereafter	1,339,000
Total	$4,944,000